INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Uncertain tax liability recognized	$ 0
Federal
INCOME TAXES
Net operating losses carryforwards	6,005,503	$ 625,104
State
INCOME TAXES
Net operating losses carryforwards	$ 6,005,503	$ 625,104